WARRANTS (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2015	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised				337,169	337,169
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.70
Proceeds from Warrant Exercises			$ 0	$ 287,000	$ 925,000	$ 0
Share-based Compensation, Total			23,000	$ 110,000	$ 313,000	$ 2,054,000
Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.65
Warrants Issued to Consultants, Shares						248,000
Warrants Issued to Consultants, Weighted Average Fair Value Per share						$ 0.36
Share-based Compensation, Total			$ 0	$ 48,000		$ 89,000
Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Issued to Consultants, Shares				150,000	300,000
Warrants Issued to Consultants, Weighted Average Fair Value Per share					$ 0.26
Share-based Compensation, Total					$ 78,000
Private Offering [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues		483,125
Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	7,469,859	10,736,722			20,485,362
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.32
Share-based Compensation, Total					$ 78,000
Placement Agent [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	287,303	326,817			988,334
Investor [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	7,182,556	10,409,905			19,497,028
Maximum [Member] | Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.65
Minimum [Member] | Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.35
Equity Classified Warrants [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.15
Equity Classified Warrants [Member] | Maximum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80	1.15
Equity Classified Warrants [Member] | Minimum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70	$ 0.85			$ 0.30
Series B Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues					3,826,792
Series C Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues					4,163,961